Summary of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2014		Jun. 28, 2014		Mar. 29, 2014		Dec. 28, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 29, 2012		Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Selected Quarterly Financial Information [Abstract]
Net sales	$ 42,123		$ 37,432		$ 45,646		$ 57,594		$ 37,472		$ 35,323		$ 43,603		$ 54,512		$ 182,795	$ 170,910	$ 156,508
Gross margin	16,009		14,735		17,947		21,846		13,871		13,024		16,349		21,060		70,537	64,304	68,662
Net income	$ 8,467		$ 7,748		$ 10,223		$ 13,072		$ 7,512		$ 6,900		$ 9,547		$ 13,078		$ 39,510	$ 37,037	$ 41,733
Earnings per share:
Basic	$ 1.43	[1]	$ 1.29	[1]	$ 1.67	[1]	$ 2.08	[1]	$ 1.19	[1]	$ 1.07	[1]	$ 1.45	[1]	$ 1.99	[1]	$ 6.49	$ 5.72	$ 6.38
Diluted	$ 1.42	[1]	$ 1.28	[1]	$ 1.66	[1]	$ 2.07	[1]	$ 1.18	[1]	$ 1.07	[1]	$ 1.44	[1]	$ 1.97	[1]	$ 6.45	$ 5.68	$ 6.31

[1]	Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.